Simplify Bitcoin Strategy PLUS Income ETF
Schedule of Investments
September 30, 2022 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 96.4%
U.S. Treasury Bill, 3.98%, 9/7/2023(a) ............................................. $ 250,000 $ 241,000
Total U.S. Treasury Bills (Cost $241,030) ......................................................... 241,000
Total Investments – 96.4%
(Cost $241,030) ............................................................................. $ 241,000
Other Assets in Excess of Liabilities – 3.6% ......................................................... 9,008
Net Assets – 100.0% .......................................................................... $ 250,008
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
Summary of Investment Type
Industry
% of Net
Assets
U.S. Treasury Bills ................................................................................ 96.4%
Total Investments ................................................................................ 96.4%
Other Assets in Excess of Liabilities .................................................................. 3.6%
Net Assets ..................................................................................... 100.0%